Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Unrealized change in investment securities, tax effect	$ 20,000	$ 50,000	$ 15,000
Reclassification adjustments for losses of investment securities, tax effect	21,000	23,000	15,000
Cash flow hedging derivatives, tax effect	374,000	86,000	0
Reclassification adjustments for Loss (income) of hedging derivatives, tax effect	$ 228,000	$ 13,000	$ 0